Investment (Tables)	12 Months Ended
Dec. 31, 2021
Investment
Schedule of Investment
$
Balance, December 31, 2019	810,000
Cash investment	2,150,000
Proportionate net loss from December 10, 2020 to December 31, 2020	(85,028)

Balance, December 31, 2020	2,874,972
Cash investment	600,000
Proportionate net loss for the year	(783,165)

Balance, December 31, 2021	2,691,807